Financial assets at fair value not held for trading	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets At Fair Value Not Held For Trading [Line Items]
Disclosure Of Financial Assets At Fair Value Not Held For Trading Explanatory

Note 13 Financial assets at fair value not held for trading

USD million	31.12.19	31.12.18
Financial assets at fair value not held for trading[1]
Financial assets for unit-linked investment contracts	27,686	21,446
Corporate and municipal bonds	19,385	17,236
Government bills / bonds	15,790	22,493
Loans	11,438	8,132
Securities financing transactions	6,294	9,937
Auction rate securities	1,536	1,664
Investment fund units	740	710
Equity instruments	559	702
Other	515	369
Total financial assets at fair value not held for trading	83,944	82,690
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization.

UBS AG
Disclosure Of Financial Assets At Fair Value Not Held For Trading [Line Items]
Disclosure Of Financial Assets At Fair Value Not Held For Trading Explanatory

Note 13 Financial assets at fair value not held for trading

USD million	31.12.19	31.12.18
Financial assets at fair value not held for trading[1]
Financial assets for unit-linked investment contracts	27,686	21,446
Corporate and municipal bonds	19,385	17,236
Government bills / bonds	15,790	22,493
Loans	11,438	8,132
Securities financing transactions	6,294	9,937
Auction rate securities	1,536	1,664
Investment fund units	432	407
Equity instruments	559	702
Other	515	369
Total financial assets at fair value not held for trading	83,636	82,387
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization.